                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 10/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                                AT OCT. 31, 2008



OCT. 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





U.S. GOVERNMENT OBLIGATIONS &
 AGENCIES (12.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 11-20-08                            1.20%           $11,500,000          $11,492,413
 01-26-09                            2.52             33,000,000           32,802,917
 02-04-09                            2.27             35,000,000           34,792,188
Federal Home Loan Mtge Disc Nts
 01-23-09                            2.75             75,000,000           74,527,938
 02-17-09                            2.59            189,700,000          188,246,554
 03-02-09                            2.59             20,000,000           19,828,583
 03-16-09                            2.69             40,000,000           39,602,500
Federal Natl Mtge Assn Disc Nts
 01-02-09                            2.05             75,000,000           74,735,208
 01-12-09                            2.71            100,000,000           99,460,000
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS & AGENCIES
(Cost: $575,488,301)                                                     $575,488,301
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (6.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Barclays Bank
 05-27-09                            3.13%           $40,000,000(b)       $40,000,000
 05-28-09                            3.21             38,000,000(b)        38,000,000
Calyon NY
 12-09-08                            2.74             40,000,000           40,000,000
Chase Bank USA
 11-24-08                            1.75             25,000,000           25,000,000
Credit Suisse NY
 05-07-09                            3.10             40,000,000(b)        40,000,000
 05-20-09                            3.11             40,000,000(b)        40,000,000
 06-16-09                            3.14             40,000,000(b)        40,000,000
US Bank
 11-14-08                            2.68             35,000,000           35,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $298,000,000)                                                     $298,000,000
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (9.2%)(b)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of America
 07-30-09                            3.67%           $35,000,000          $35,000,000
Federal Home Loan Mtge Corp Disc Nts
 04-27-09                            3.53             90,000,000           90,000,000
General Electric Capital
 09-24-09                            3.31             10,000,000           10,000,000
HSBC USA
 08-14-09                            3.20             40,000,000           40,000,000
Merrill Lynch & Co
 11-17-08                            4.44             40,000,000           40,000,000
New York Life Global Funding
 09-04-09                            2.99             50,000,000           50,000,000
US Bank
 08-19-09                            2.87             60,000,000           60,000,000
 09-10-09                            2.91             32,000,000           32,000,000
Wells Fargo & Co
 09-03-09                            4.06             20,000,000           20,000,000
WhistleJacket Capital LLC
 02-25-08                            3.12             26,922,459(d,e,f,g)  26,922,459
 03-20-08                            2.50             30,765,766(d,e,f,g)  30,765,766
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $434,688,310)                                                     $434,688,225
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (72.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (26.7%)
Alpine Securitization
 11-04-08                            2.47%           $30,000,000(c)       $29,991,875
 11-05-08                            2.84            101,000,000(c)       100,960,777
 11-20-08                            2.89             20,000,000(c)        19,968,333
 11-21-08                            2.90             35,000,000(c)        34,941,667
Chariot Funding LLC
 11-10-08                            2.83             40,000,000(c)        39,969,000
 11-18-08                            2.64             25,000,000(c)        24,967,535
Ciesco LLC
 11-03-08                            1.88             24,000,000(c)        23,996,293
Citibank Credit Card Issue Trust (Dakota Nts)
 11-03-08                            2.70             10,000,000(c)         9,997,778
 11-04-08                            3.23             40,000,000(c)        39,985,833
 11-06-08                            2.31             38,000,000(c)        37,985,592
 11-13-08                            2.59             50,000,000(c)        49,953,833
 11-18-08                            2.66             38,000,000(c)        37,950,294
Enterprise Funding LLC
 11-19-08                            3.85             45,000,000(c)        44,910,000
 12-04-08                            2.70             40,000,000(c)        39,899,533
Gemini Securitization LLC
 11-21-08                            2.66             38,000,000(c)        37,941,944
 11-24-08                            2.58             20,000,000(c)        19,966,139
 12-01-08                            2.72             40,000,000(c)        39,907,667
 12-09-08                            2.72             30,000,000(c)        29,912,917
 12-15-08                            2.89             22,000,000(c)        21,922,022
Jupiter Securitization LLC
 11-12-08                            3.44             40,000,000(c)        39,954,778
 12-17-08                            3.19             15,000,000(c)        14,938,667
Old Line Funding LLC
 11-04-08                            2.11             24,000,000(c)        23,994,460
 11-06-08                            2.34             33,000,000(c)        32,987,304
Ranger Funding LLC
 11-03-08                            2.38             64,000,000(c)        63,987,498
 11-19-08                            2.65             28,000,000(c)        27,961,500
 12-02-08                            2.71             30,276,000(c)        30,204,305
 12-08-08                            2.67             23,000,000(c)        22,935,466
Salisbury Receivables LLC
 11-12-08                            2.56             40,000,000(c)        39,966,389
 01-06-09                            2.51             20,000,000(c)        19,908,333
Sheffield Receivables
 11-12-08                            2.56             40,000,000(c)        39,966,389
 11-18-08                            3.60             35,000,000(c)        34,938,021
 12-15-08                            2.94             25,000,000(c)        24,909,861
 01-06-09                            2.99             17,000,000(c)        16,907,123
 01-07-09                            2.51             20,000,000(c)        19,906,944
Thunder Bay Funding LLC
 11-19-08                            2.65             35,000,000(c)        34,951,875
 11-20-08                            3.09             30,000,000(c)        29,949,333
 12-01-08                            2.69             15,000,000(c)        14,965,750
 12-03-08                            2.73             20,000,000(c)        19,950,756
 01-05-09                            2.71             25,000,000(c)        24,878,125
                                                                         ------------
Total                                                                   1,263,291,909
-------------------------------------------------------------------------------------


BANKING (16.4%)
Bank of America
 11-07-08                            2.31             33,000,000           32,985,370
 11-12-08                            2.47             24,000,000           23,980,493
 11-17-08                            2.15             47,400,000           47,352,600
Bank of Ireland
 11-17-08                            2.58             35,000,000(c)        34,958,000
Calyon North America
 11-12-08                            2.47             40,000,000           39,967,489
Credit Suisse NY
 01-16-09                            3.03             27,000,000           26,828,430


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
BANKING (CONT.)
HSBC Finance
 11-24-08                            2.68%           $13,000,000          $12,977,160
 12-04-08                            2.71             25,000,000           24,936,979
HSBC USA
 11-03-08                            1.83             38,000,000           37,994,279
 11-28-08                            2.45             38,000,000           37,928,750
ING (US) Funding LLC
 12-08-08                            2.67             44,000,000           43,877,900
 12-18-08                            2.79             35,000,000           34,872,056
JPMorgan Chase & Co
 11-04-08                            2.02             34,900,000           34,892,293
 11-17-08                            2.48             18,000,000           17,979,200
 12-10-08                            2.98             44,600,000           44,455,050
 12-17-08                            2.71             30,000,000           29,895,733
Rabobank USA Financial
 11-10-08                            2.43             75,000,000           74,949,999
 12-12-08                            2.59             28,000,000           27,916,770
UBS Finance (Delaware) LLC
 11-21-08                            2.72             20,000,000           19,968,722
 12-08-08                            2.76             20,000,000           19,941,828
Wells Fargo & Co
 11-05-08                            2.13             25,000,000           24,992,694
 11-25-08                            2.59             40,000,000           39,929,067
 12-05-08                            2.63             40,000,000           39,899,511
                                                                         ------------
Total                                                                     773,480,373
-------------------------------------------------------------------------------------


CONSTRUCTION MACHINERY (3.1%)
Caterpillar Financial Services
 11-10-08                            1.53             75,000,000           74,968,501
 11-18-08                            1.63             20,000,000           19,983,944
 11-24-08                            1.70             50,000,000           49,944,097
                                                                         ------------
Total                                                                     144,896,542
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (2.1%)
Procter & Gamble
 12-04-08                            1.68             25,000,000(c)        24,961,042
 12-16-08                            1.64             55,000,000(c)        54,886,563
 12-17-08                            1.64             20,000,000(c)        19,957,833
                                                                         ------------
Total                                                                      99,805,438
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (0.8%)
General Electric
 12-29-08                            2.55             15,300,000           15,237,143
 12-30-08                            2.45             25,000,000           24,899,618
                                                                         ------------
Total                                                                      40,136,761
-------------------------------------------------------------------------------------


NON CAPTIVE DIVERSIFIED (2.8%)
General Electric Capital Services
 11-13-08                            2.34             40,000,000           39,966,667
 11-21-08                            2.76             50,400,000           50,320,200
 01-12-09                            2.70             44,500,000           44,260,590
                                                                         ------------
Total                                                                     134,547,457
-------------------------------------------------------------------------------------


OTHER FINANCIAL INSTITUTIONS (9.1%)
BNP Paribas Finance
 11-06-08                            2.66             40,000,000           39,982,533
 11-07-08                            2.39             55,000,000           54,974,828
 11-10-08                            2.49             26,000,000           25,982,249
 12-11-08                            2.74             20,000,000           19,938,667
Citigroup Funding
 11-05-08                            2.31             25,000,000           24,992,083
 11-10-08                            2.61             48,000,000           47,965,680
 11-12-08                            2.56             15,000,000           14,987,396
 11-24-08                            2.75             35,000,000           34,936,718
 11-26-08                            2.88             65,000,000           64,866,702
Fortis Funding LLC
 12-08-08                            2.78             24,000,000(c)        23,930,687
Southern Co Funding
 11-03-08                            1.25             20,000,000(c)        19,997,944
 11-04-08                            1.41             40,000,000(c)        39,993,833
 11-10-08                            1.83             20,000,000(c)        19,990,000
                                                                         ------------
Total                                                                     432,539,320
-------------------------------------------------------------------------------------


PHARMACEUTICALS (3.2%)
Johnson & Johnson
 11-05-08                            1.22             75,000,000(c)        74,987,500
Pfizer
 11-17-08                            1.43             75,000,000(c)        74,950,000
                                                                         ------------
Total                                                                     149,937,500
-------------------------------------------------------------------------------------


RETAILERS (3.9%)
Wal-Mart Stores
 11-17-08                            2.01             50,000,000(c)        49,953,333
 11-18-08                            1.60            135,000,000(c)       134,893,278
                                                                         ------------
Total                                                                     184,846,611
-------------------------------------------------------------------------------------


WIRELINES (3.9%)
AT&T
 11-05-08                            1.70             40,000,000(c)        39,990,666
 11-07-08                            1.48             40,000,000(c)        39,988,667
 11-12-08                            1.58             40,000,000(c)        39,979,222
 11-19-08                            1.49             25,000,000(c)        24,980,625
 12-02-08                            1.87             20,000,000(c)        19,967,278
 12-08-08                            1.73             20,000,000           19,964,028
                                                                         ------------
Total                                                                     184,870,486
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $3,408,352,397)                                                 $3,408,352,397
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,716,529,008)(h)                                              $4,716,528,923
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2008.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2008. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2008, the value of these securities amounted to $2,001,658,380 or 42.3% of net assets.


--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) As of Oct. 31, 2008, the Fund held structured investment vehicle ("SIV") positions in WhistleJacket Capital LLC (WJC). As of Oct. 31, 2008, the Fund valued WJC at $57.7 million, representing 1.2% of the Fund's net assets.

     WJC breached a financial covenant on Feb. 11, 2008 relating to the market value of its underlying collateral, resulting in the occurrence of an "enforcement event." This resulted in the appointment of receivers on Feb. 12, 2008. On Feb. 15, 2008, the receivers declared WJC to be insolvent. The Fund's two positions in WJC went into default as of their respective maturity dates, Feb. 25, 2008 ($35 million) and March 20, 2008 ($40 million). Subsequently, the Fund received a partial payment totaling $17.3 million from WJC on Oct. 27, 2008 reducing the remaining outstanding principal amounts for WJC to $57.7 million. The receivers continued to develop a restructuring plan which will likely result in the Fund receiving less than the remaining principal on its investment. Accordingly, these holdings have been determined to be illiquid.

     Pursuant to the Fund's pricing procedures, securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Rule 2a-7 also requires periodic monitoring ("Shadow Pricing") of the deviation between the net asset value per share of the Fund using the amortized cost method and the net asset value determined based on fair value to ensure that the amortized cost method continues to provide a net asset value for the Fund in accordance with Rule 2a-7.

     As of Oct. 31, 2008, the Fund carried its investment in WJC at amortized cost of $57.7 million. At that date, for purposes of the Rule 2a-7 monitoring procedure described above, the fair value of WJC was determined to be $47.8 million. As of Dec. 16, 2008, WJC was carried at amortized cost of $57.7 million and the fair value of WJC was determined to be $47.9 million.

     As of Oct. 31, 2008 and Dec. 16, 2008, the fair value of the Fund's investments (including WJC) continued to support the use of amortized cost, in accordance with Rule 2a-7. For the three months ended Oct. 31, 2008 and continuing through Dec. 16, 2008 all investments held by the Fund, including WJC, were valued at amortized cost in compliance with 2a-7 procedures. In addition, for the same time periods the deviations resulting from the Shadow Pricing procedure were not material to the Fund's $1 net asset value.

(e) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Oct. 31, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES             COST
-----------------------------------------------------------------
WhistleJacket Capital LLC*
  2.50% Commercial Paper 2008          03-16-07       $30,767,001
WhistleJacket Capital LLC*
  3.12% Commercial Paper 2008          03-23-07        26,921,309


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Act Oct. 31, 2008, the value of these securities amounted to $57,688,225 or 1.2% of net assets.

(g) Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(h) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2008.


--------------------------------------------------------------------------------
3  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Oct. 31, 2008:

                                                                   FAIR VALUE AT OCT. 31, 2008
                                              --------------------------------------------------------------------
                                                   LEVEL 1            LEVEL 2
                                                QUOTED PRICES          OTHER           LEVEL 3
                                                  IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                 MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                                   IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in securities                            $--          $4,658,840,698     $57,688,225    $4,716,528,923


At Oct. 31, 2008, 100% of the Fund's investments were valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                              INVESTMENTS IN
                                                                                SECURITIES
--------------------------------------------------------------------------------------------
Balance as of Aug. 1, 2008                                                      $75,000,000
  Accrued discounts/premiums                                                             --
  Realized gain (loss)                                                                  635
  Change in unrealized appreciation (depreciation)                                     (635)
  Net purchases (sales)                                                         (17,311,775)
  Transfers in and/or out of Level 3                                                     --

--------------------------------------------------------------------------------------------
Balance as of Oct. 31, 2008                                                     $57,688,225
--------------------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE CASH MANAGEMENT FUND -- PORTFOLIO OF INVESTMENTS AT OCT. 31, 2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date December 30, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date December 30, 2008